Liquid assets position - Narrative (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2019 EUR (€) tranche	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Cash and cash equivalents
Cash and cash equivalents		€ 1,066,766		€ 1,147,923	€ 1,290,796	€ 1,151,211
Net increase (decrease) in cash and cash equivalents	€ (144,740)	(89,748)
Cash reported, operating activities	(141,740)	(91,278)
Proceeds from capital and share premium increases from exercise of warrants	7,805	5,261
Effect of exchange rate differences on cash and cash equivalents	€ 1,866	€ 5,304
Short term deposits				514,701	733,537
Money market funds				198,993	199,243
Cash investments in highly liquid money market funds				198,993	€ 199,243
Research and development incentive receivables				€ 94,300
U.S. Dollars
Cash and cash equivalents
Cash and cash equivalents | $			$ 279.4
Minimum
Cash and cash equivalents
Maturity period	3 months
France
Cash and cash equivalents
Number of tranches in which R&D tax credit receivable will be paid | tranche	4